UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-09025

New Covenant Funds

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-835-4531

Date of fiscal year end: June 30, 2012

Date of reporting period: March 31, 2012

Item 1.   Schedule of Investments

    s c h e d u l e   o f   i n v e s t m e n t s

NEW COVENANT GROWTH FUND

March 31, 2012 (Unaudited)

Shares		Value
COMMON STOCK 97.1%
	Consumer Discretionary 11.5%
7,882	Abercrombie & Fitch	$391,026
29,562	Amazon.com (a)	5,986,601
9,693	Big Lots (a)	416,993
1,700	BorgWarner (a)	143,378
21,042	Carnival	675,027
37,379	CBS	1,267,522
26,427	CFAO (a)	1,136,000
6,000	Coach	463,680
248,890	Comcast	7,469,189
2,649	DIRECTV (a)	130,701
14,500	Discovery Communications (a)	679,760
10,500	Fast Retailing	2,409,030
144,866	Ford Motor	1,809,376
26,173	Gannett	401,232
50,933	Gap	1,331,389
166,540	General Motors (a)	4,271,751
9,700	Hanesbrands (a)	286,538
48,730	Home Depot	2,451,606
19,590	Inditex	1,874,751
27,989	Johnson Controls	909,083
10,423	Kohl’s	521,463
172,300	Lowe’s	5,406,774
6,212	Marriott International	235,124
621	Marriott Vacations Worldwide (a)	17,705
47,607	Mattel	1,602,452
29,498	McDonald’s	2,893,754
53,298	Naspers	2,998,622
12,900	National CineMedia	197,370
49,762	Newell Rubbermaid	886,261
56,546	News	1,113,391
6,846	NIKE	742,380
6,658	Nordstrom	370,984
3,800	O’Reilly Automotive (a)	347,130
9,800	Pool	366,716
1,508	priceline.com (a)	1,081,990
8,830	PulteGroup (a)	78,146
2,105	Rakuten	2,206,467
5,300	Sally Beauty Holdings (a)	131,440
13,400	Shimano	810,222
8,574	Staples	138,727
72,715	Starbucks	4,064,041
70,072	Starwood Hotels & Resorts Worldwide	3,952,762
21,683	Target	1,263,468
9,073	Tempur-Pedic International (a)	766,033
2,900	Tiffany	200,477
163,960	Time Warner	6,189,489
4,980	Time Warner Cable	405,870
27,734	TJX	1,101,317
2,700	Tractor Supply	244,512
15,353	Urban Outfitters (a)	446,926
6,102	Viacom	289,601
35,700	Virgin Media	891,786
43,423	Walt Disney	1,901,059
99,567	Yum! Brands	7,087,179

		85,456,271

	Consumer Staples 9.6%
6,175	Archer-Daniels-Midland	195,501
4,600	Church & Dwight	226,274
130,585	Coca-Cola	9,664,596
58,653	Colgate-Palmolive	5,735,090
154,997	CVS Caremark	6,943,866

Shares		Value
219,600	Danone	$3,048,048
27,799	Dr. Pepper Snapple Group	1,117,797
7,832	Estee Lauder	485,114
34,176	General Mills	1,348,243
5,900	Herbalife	406,038
5,900	Hershey	361,847
13,676	Kimberly-Clark	1,010,520
45,307	Kraft Foods	1,722,119
22,625	Kroger	548,204
53,021	Magnit	1,545,032
49,490	Massmart Holdings	1,046,953
75,419	Nestle	4,745,105
8,052	Nu Skin Enterprises	466,291
42,808	PepsiCo	2,840,311
11,017	Pricesmart	802,148
111,202	Procter & Gamble	7,473,886
18,448	Safeway	372,834
177,913	Sysco	5,312,482
59,303	Unilever	2,017,760
23,338	Walgreen	781,590
113,208	Wal-Mart Stores	6,928,329
1,297,000	Want Want China Holdings	1,451,258
6,291	Whole Foods Market	523,411
48,701	Woolworths	1,311,485
45,157	X5 Retail Group (a)	1,035,901

		71,468,033

	Energy 10.2%
82,667	Aker Solutions	1,399,947
17,938	Anadarko Petroleum	1,405,263
8,435	Apache	847,211
10,018	Baker Hughes	420,155
75,125	BG Group	1,741,886
15,208	Cabot Oil & Gas	474,033
7,100	Cameron International (a)	375,093
27,711	Cenovus Energy	997,368
48,993	Chevron	5,254,009
515,000	China Shenhua Energy	2,178,350
3,600	Concho Resources (a)	367,488
38,420	ConocoPhillips	2,920,304
1,800	Core Laboratories	236,826
14,400	Denbury Resources (a)	262,512
68,257	Devon Energy	4,854,438
17,460	Dresser-Rand Group (a)	809,969
6,917	EOG Resources	768,479
1,500	EQT	72,315
118,453	Exxon Mobil	10,273,429
48,565	Galp Energia	799,186
24,726	Halliburton	820,656
10,076	Hess	593,980
225	Inpex	1,529,890
1,328,000	Kunlun Energy	2,397,106
33,907	Marathon Oil	1,074,852
10,353	Marathon Petroleum	448,906
74,880	National Oilwell Varco	5,950,714
21,223	Occidental Petroleum	2,021,066
4,800	Oil States International (a)	374,688
9,181	Peabody Energy	265,882
60,740	Petroleo Brasileiro	1,613,255
103,945	Schlumberger	7,268,874
56,799	Seadrill	2,132,801
7,500	Southwestern Energy (a)	229,500

    s c h e d u l e   o f   i n v e s t m e n t s    (c o n t i n u e d)

NEW COVENANT GROWTH FUND

March 31, 2012 (Unaudited)

Shares		Value
13,134	Spectra Energy	$414,378
92,700	Sunoco	3,536,505
101,135	Tullow Oil	2,471,884
13,392	Ultra Petroleum (a)	303,061
4,141	Valero Energy	106,714
257,700	Weatherford International (a)	3,888,693
6,900	Whiting Petroleum (a)	374,670
13,152	Williams	405,213
4,384	WPX Energy (a)	78,956
28,200	YPF	801,162

		75,561,667

	Financials 15.5%
6,000	Aflac	275,940
1,590	Allied World Assurance Holdings	109,185
35,561	Allstate	1,170,668
71,898	American Express	4,160,018
3,916	American International Group (a)	120,730
10,601	American Tower	668,075
7,929	Ameriprise Financial	452,984
289,563	Amlin	1,528,031
596	Apartment Investment & Management	15,740
12,000	Assured Guaranty	198,240
12,600	Axis Capital Holdings	417,942
725,005	Bank of America	6,938,298
25,244	Bank of New York Mellon	609,138
15,228	BB&T	478,007
38,590	Berkshire Hathaway (a)	3,131,579
3,046	Boston Properties	319,799
78,505	Capital One Financial	4,375,869
287,758	Charles Schwab	4,135,082
90,000	Cheung Kong Holdings	1,163,881
189,377	Citigroup	6,921,729
16,742	Credicorp	2,206,931
111,100	Credit Suisse Group	3,167,461
160,176	DBS Group Holdings	1,809,902
30,702	Deutsche Boerse	2,067,278
36,700	Discover Financial Services	1,223,578
5,080	Equity Residential	318,110
5,364	Fairfax Financial Holdings	2,165,014
10,967	Fifth Third Bancorp	154,086
37,951	Forest City Enterprises (a)	594,313
498	Franklin Resources	61,767
35,610	Genworth Financial (a)	296,275
5,739	Goldman Sachs Group	713,759
16,577	Groupe Bruxelles Lambert	1,283,622
99,700	Hang Seng Bank	1,326,521
84,885	Hargreaves Lansdown	661,768
27,149	Hartford Financial Services Group	572,301
4,461	HCP	176,031
133,000	Hong Kong Exchanges and Clearing	2,238,437
12,546	Host Hotels & Resorts	206,005
5,844	IntercontinentalExchange (a)	803,082
217,125	Invesco	5,790,724
61,043	Itau Unibanco Holding	1,171,415
3,150	Jones Lang LaSalle	262,426
94,313	JPMorgan Chase	4,336,512
3,874	KeyCorp	32,929
5,700	Lazard	162,792
122,722	Marsh & McLennan	4,024,054
122,641	MetLife	4,580,641
39,722	Morgan Stanley	780,140

Shares		Value
15,300	NASDAQ OMX Group (a)	$396,270
2,280	Northern Trust	108,186
2,780	Plum Creek Timber	115,537
8,563	PNC Financial Services Group	552,228
6,138	ProLogis	221,091
127,000	Prudential	1,521,755
5,434	Prudential Financial	344,461
6,962	Public Storage	961,939
37,066	Regions Financial	244,265
9,500	RenaissanceRe Holdings	719,435
41,655	Sampo	1,203,671
60,400	Sberbank of Russia	775,536
9,070	Simon Property Group	1,321,318
45,896	SLM	723,321
191,748	State Street	8,724,534
10,500	SunTrust Banks	253,785
97,186	Svenska Handelsbanken	3,098,402
2,886	T. Rowe Price Group	188,456
12,338	Travelers	730,410
159,861	Turkiye Garanti Bankasi	636,247
168,552	United Overseas Bank	2,461,532
42,883	Unum Group	1,049,776
81,506	US Bancorp	2,582,110
2,359	Vornado Realty Trust	198,628
153,829	Wells Fargo	5,251,722
15,878	Weyerhaeuser	348,046
277	Zions Bancorporation	5,945

		115,117,415

	Health Care 12.0%
113,922	Abbott Laboratories	6,982,279
27,883	Aetna	1,398,611
5,697	Allergan	543,665
22,417	Amgen	1,524,132
12,365	Baxter International	739,180
70,057	Boston Scientific (a)	418,941
34,831	Bristol-Myers Squibb	1,175,546
13,369	Celgene (a)	1,036,365
62,900	Cerner (a)	4,790,464
26,224	Cie Generale d’Optique Essilor International	2,338,054
22,470	Cochlear	1,439,507
16,558	Covidien	905,391
15,400	DaVita (a)	1,388,618
60,000	DENTSPLY International	2,407,800
41,184	Eli Lilly	1,658,480
9,780	Express Scripts Holding (a)	529,881
23,810	Forest Laboratories (a)	825,969
31,089	Gilead Sciences (a)	1,518,697
32,300	Health Management Associates (a)	217,056
13,200	Hologic (a)	284,460
7,400	Intuitive Surgical (a)	4,008,950
68,297	Johnson & Johnson	4,504,870
87,200	Life Technologies (a)	4,257,104
6,421	McKesson	563,571
12,018	Medco Health Solutions (a)	844,865
29,006	Medtronic	1,136,745
93,756	Merck	3,600,231
1,500	Mettler-Toledo International (a)	277,125
182,540	Mylan (a)	4,280,563
68,100	Novartis	3,773,421
28,400	Novo Nordisk	3,939,364

    s c h e d u l e   o f   i n v e s t m e n t s    (c o n t i n u e d)

NEW COVENANT GROWTH FUND

March 31, 2012 (Unaudited)

Shares		Value
61,500	Olympus	$1,010,284
29,040	Perrigo	3,000,122
404,798	Pfizer	9,172,723
1,500	Salix Pharmaceuticals (a)	78,750
87,400	Sanofi	3,386,750
3,500	Shire	331,625
23,187	St. Jude Medical	1,027,416
2,713	Stryker	150,517
3,300	SXC Health Solutions (a)	247,368
2,299	Thermo Fisher Scientific	129,618
99,287	UnitedHealth Group	5,851,976
6,971	Watson Pharmaceuticals (a)	467,475
11,088	WellPoint	818,294

		88,982,823

	Industrials 9.4%
13,134	3M	1,171,684
26,615	AMETEK	1,291,094
80	AP Moeller - Maersk	620,169
198,764	Atlas Copco	4,284,409
339,994	Brambles	2,501,475
149,879	Capita	1,757,831
15,315	Caterpillar	1,631,354
3,000	CH Robinson Worldwide	196,470
18,934	Cooper Industries	1,210,829
13,539	CSX	291,359
33,504	Danaher	1,876,224
10,225	Deere	827,202
338,635	Delta Air Lines (a)	3,355,873
8,435	Dover	530,899
70,752	DSV	1,610,612
57,581	Edenred	1,733,121
13,093	EMCOR Group	362,938
9,897	Emerson Electric	516,426
2,287	Exelis	28,633
148,403	Experian	2,314,873
2,051	FedEx	188,610
4,400	Gardner Denver	277,288
332,980	General Electric	6,682,909
5,200	Goodrich	652,288
12,794	GrafTech International (a)	152,760
24,305	Honeywell International	1,483,820
4,100	IHS (a)	383,965
3,430	Illinois Tool Works	195,922
17,731	JB Hunt Transport Services	964,034
50,308	Joy Global	3,697,638
6,700	Kansas City Southern	480,323
44,518	Kone	2,478,887
4,200	Manpower	198,954
82,800	Mitsui	1,366,555
14,600	Nielsen Holdings (a)	440,044
2,800	Nordson	152,628
8,455	Norfolk Southern	556,593
4,700	Pall	280,261
6,466	Parker Hannifin	546,700
7,960	Precision Castparts	1,376,284
47,388	Ritchie Bros Auctioneers	1,128,817
47,085	RR Donnelley & Sons	583,383
52,724	Ryanair Holdings (a)	1,912,827
9,800	SMC	1,568,301
369,196	Southwest Airlines	3,042,175
3,800	SPX	294,614

Shares		Value
7,476	Textron	$208,057
2,684	Towers Watson	177,332
13,082	Union Pacific	1,406,053
25,848	United Parcel Service	2,086,451
26,342	United Technologies	2,184,806
8,200	URS	348,664
5,900	WABCO Holdings (a)	356,832
7,421	Waste Management	259,438
42,596	Werner Enterprises	1,058,937
51,992	Wolseley	1,986,437
2,287	Xylem	63,464

		69,336,526

	Information Technology 20.1%
8,995	Accenture	580,177
5,802	Adobe Systems (a)	199,067
43,171	Aixtron	746,209
5,600	Alliance Data Systems (a)	705,376
7,200	Altera	286,704
19,000	Amdocs (a)	600,020
36,282	Analog Devices	1,465,793
3,300	ANSYS (a)	214,566
32,623	Apple (a)	19,556,510
243,400	Applied Materials	3,027,896
83,724	ARM Holdings	789,754
6,300	ASML Holding	315,882
94,584	Automatic Data Processing	5,220,091
17,768	Baidu (a)	2,590,041
21,086	BMC Software (a)	846,814
22,578	Broadcom	887,315
42,200	Canon	2,018,682
173,420	Cisco Systems	3,667,833
2,334	Citrix Systems (a)	184,176
4,188	Cognizant Technology Solutions (a)	322,267
20,301	Corning	285,838
91,776	Dell (a)	1,523,482
179,685	eBay (a)	6,628,580
43,288	EMC (a)	1,293,445
504,000	Flextronics International (a)	3,643,920
7,200	FLIR Systems	182,232
11,100	Gartner (a)	473,304
7,800	Global Payments	370,266
12,137	Google (a)	7,782,730
61,211	Hewlett-Packard	1,458,658
247,343	Hon Hai Precision Industry	1,929,278
5,300	Informatica (a)	280,370
110,734	Intel	3,112,733
24,179	International Business Machines	5,044,948
23,081	Juniper Networks (a)	528,093
9,040	Lexmark International	300,490
39,734	Maxim Integrated Products	1,135,995
23,400	MercadoLibre	2,288,286
5,000	MICROS Systems (a)	276,450
373,789	Microsoft	12,054,695
6,829	Motorola Mobility Holdings (a)	267,970
7,804	Motorola Solutions	396,677
16,707	NetApp (a)	747,972
42,016	NeuStar (a)	1,565,096
121,491	Oracle	3,542,677
1,166	Paychex	36,134
249,433	Premier Farnell	858,664
38,378	QUALCOMM	2,610,472

    s c h e d u l e   o f   i n v e s t m e n t s    (c o n t i n u e d)

NEW COVENANT GROWTH FUND

March 31, 2012 (Unaudited)

Shares		Value
95,555	Red Hat (a)	$5,722,789
10,816	Salesforce.com (a)	1,671,180
7,250	Samsung Electronics	4,099,875
16,208	SanDisk (a)	803,755
35,200	SAP	2,457,664
7,300	Skyworks Solutions (a)	201,845
5,700	Solera Holdings	261,573
182,441	Symantec (a)	3,411,647
241,293	Taiwan Semiconductor Manufacturing	3,686,957
4,200	Teradata (a)	286,230
169,265	Texas Instruments	5,688,997
23,500	Trend Micro	727,172
6,500	Trimble Navigation (a)	353,730
5,600	Vantiv (a)	109,928
5,300	VeriFone Systems (a)	274,911
31,698	VeriSign	1,215,301
69,027	Visa	8,145,186
60,531	Western Union	1,065,346
13,950	Xerox	112,716
19,265	Xilinx	701,824
208,542	Yahoo! (a)	3,174,009

		149,017,263

	Materials 5.2%
4,334	Air Products & Chemicals	397,861
4,800	Airgas	427,056
16,715	Alcoa	167,484
90,650	Antofagasta	1,675,174
16,800	Barrick Gold	730,464
51,018	BHP Billiton	1,563,546
12,784	Cabot	545,621
1,653	CF Industries Holdings	301,921
66,123	CRH	1,352,252
46,035	Dow Chemical	1,594,652
87,500	Ecolab	5,400,500
23,254	E.I. du Pont de Nemours	1,230,137
98,937	Eldorado Gold	1,358,902
18,209	Freeport-McMoRan Copper & Gold	692,671
13,865	IAMGOLD	184,679
5,724	International Paper	200,912
162,373	James Hardie Industries	1,297,481
24,933	Lafarge	1,188,227
61,090	Monsanto	4,872,538
11,833	Newmont Mining	606,678
54,740	Novozymes	1,598,184
149,738	Owens-Illinois (a)	3,494,885
37,870	Praxair	4,341,417
44,521	Rio Tinto	2,467,656
7,162	Sherwin-Williams	778,295

		38,469,193

	Telecommunication Services 1.4%
188,542	AT&T	5,888,167
17,000	SBA Communications (a)	863,770
109,914	Sprint Nextel (a)	313,255
85,680	Verizon Communications	3,275,546

		10,340,738

	Utilities 2.2%
310,400	AES (a)	4,056,928
9,178	Dominion Resources	470,005
26,997	Duke Energy	567,207

Shares		Value
10,097	Entergy	$678,518
14,211	Exelon	557,213
18,378	NextEra Energy	1,122,528
41,533	Northeast Utilities	1,541,705
40,964	PG&E	1,778,247
1,099	Progress Energy	58,368
21,604	Southern	970,668
61,326	UGI	1,671,134
90,329	Xcel Energy	2,391,009

		15,863,530

	Total Common Stock (Cost $578,615,105)	719,613,459

EXCHANGE-TRADED FUND 0.9%
157,000	Vanguard MSCI Emerging Markets ETF	6,824,790

	Total Exchange-Traded Fund (Cost $6,955,524)	6,824,790

PREFERRED STOCK 0.4%
	Materials 0.4%
117,139	Vale	2,657,884

	Total Preferred Stock (Cost $2,627,052)	2,657,884

TOTAL INVESTMENTS 98.4%†
(Cost $588,197,681)		729,096,133
Other Assets in Excess of Liabilities 1.6%		12,097,010

TOTAL NET ASSETS 100.0%		$741,193,143

Percentages are stated as a percentage of Net Assets.

Footnotes:

(a)	Non-income producing security.

Abbreviations:
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International

†At March 31, 2012, the tax basis cost of the Fund’s investments was $588,197,681, and the unrealized appreciation and depreciation were $157,451,795 and $(16,553,343), respectively.

Country Diversification as of March 31, 2012

(Shown as a percentage of Investments)

United States	76.9%
United Kingdom	2.6%
Switzerland	2.1%
Japan	1.9%
France	1.8%
Singapore	1.1%
Denmark	1.1%
Sweden	1.0%
Ireland	1.0%
Other	10.5%

100.0%

    s c h e d u l e   o f   i n v e s t m e n t s

NEW COVENANT INCOME FUND

March 31, 2012 (Unaudited)

Principal Amount		Value
MORTGAGE-BACKED SECURITIES 43.3%
Agency Mortgage-Backed Obligations 33.8%
	FHLMC
$ 1,289,669	5.000%, 12/01/2020	$1,393,423
591,265	5.000%, 05/01/2022	636,707
482,900	5.000%, 04/01/2024	519,183
613,595	Series 2003-2677 5.000%, 03/15/2032	636,355
986,766	5.500%, 12/01/2036	1,075,725
177,925	5.000%, 08/01/2038	191,806
747,589	5.500%, 08/01/2038	813,583
699,208	5.500%, 11/01/2038	760,932
562,425	5.000%, 03/01/2039	606,303
2,087,653	4.500%, 11/01/2039	2,215,563
1,630,511	5.000%, 02/01/2040	1,756,697
6,855,748	4.500%, 08/01/2040	7,275,800
5,903,022	4.500%, 08/01/2040	6,264,701
429,332	4.000%, 09/01/2040	449,675
1,775,000	FHLMC Multifamily Structured Pass- Through Certificates, Series 2012-K706, 2.323%, 10/25/2018	1,800,974
	FHLMC REMIC
1,646,375	Series 2006-3122, 6.000%, 01/15/2017	1,664,919
123,887	Series 2007-R013, 6.000%, 12/15/2021	125,418
	FNMA
3,656,827	5.482%, 06/01/2017	4,175,774
309,620	6.500%, 08/01/2017	342,342
801,969	4.377%, 11/01/2019	891,752
2,129,728	4.530%, 12/01/2019	2,380,511
1,165,060	4.501%, 01/01/2020	1,301,474
2,105,897	4.601%, 04/01/2020	2,317,326
2,240,744	3.686%, 01/01/2021	2,403,445
1,056,893	5.000%, 01/01/2021	1,147,369
414,063	Series 2009-86, 4.500%, 09/25/2024	432,140
1,553,449	4.000%, 06/01/2025	1,647,354
2,067,282	3.500%, 08/01/2026	2,170,921
127,173	Series 2003-129, 4.500%, 07/25/2033	128,267
2,769,545	5.500%, 09/01/2034	3,039,255
1,712,525	5.500%, 02/01/2035	1,879,297
884,823	5.000%, 06/01/2035	957,759
4,420,608	5.000%, 07/01/2035	4,784,996
1,289,931	5.000%, 11/01/2035	1,395,049
363,437	5.493%, 01/01/2036 (a)(d)	390,002
1,653,589	5.000%, 02/01/2036	1,788,343
2,348,278	5.000%, 03/01/2036	2,539,644
286,172	5.422%, 03/01/2036 (a)(d)	306,665
2,970,271	5.500%, 04/01/2036	3,251,638
756,898	6.000%, 07/01/2037	834,816
975,002	6.000%, 09/01/2037	1,075,372
933,266	5.000%, 03/01/2038	1,009,028
581,649	5.500%, 05/01/2038	634,384
1,572,437	5.500%, 06/01/2038	1,715,002
494,083	5.500%, 08/01/2038	538,880
970,433	6.000%, 11/01/2038	1,070,333
845,492	4.500%, 03/01/2039	899,806
1,597,964	4.500%, 03/01/2040	1,702,613
998,173	5.000%, 03/01/2040	1,078,892
134,406	5.000%, 06/01/2040	145,276
1,318,144	5.000%, 06/01/2040	1,424,738
1,698,492	5.000%, 06/01/2040	1,835,844

Principal Amount		Value
$ 916,880	4.500%, 08/01/2040	$976,925
2,643,712	4.000%, 08/01/2040	2,774,472
4,374,514	4.000%, 02/01/2041	4,590,881
2,101,412	3.500%, 03/01/2041	2,160,874
2,046,965	4.000%, 09/01/2041	2,149,168
1,800,588	Series 2003-W2, 5.900%, 07/25/2042	2,017,947
	FNMA REMIC
4,708,459	Series 2004-90, 5.000%, 04/25/2034	5,038,382
1,916,150	Series 2005-22, 5.500%, 12/25/2034	2,135,061
	GNMA
4,570,545	2.500%, 02/20/2027	4,782,477
1,537,541	Series 2004-10, 4.666%, 07/16/2031	1,588,533
1,562,651	Series 2004-108, 4.397%, 12/16/2032 (d)	1,668,095
51,963	Series 2004-20, 4.430%, 04/16/2034	51,963
2,313,086	Series 2009-86, 3.536%, 09/16/2035	2,426,483
806,063	5.500%, 02/20/2037	897,014
2,233,512	Series 2011-147, 2.174%, 07/16/2038	2,278,541
1,277,351	4.500%, 07/20/2038	1,390,371
425,468	5.500%, 07/20/2038	473,475
1,845,869	Series 2009-108, 4.000%, 09/20/2038	1,978,907
389,856	5.000%, 12/20/2038	419,956
1,094,926	5.500%, 01/15/2039	1,226,168
1,088,142	5.000%, 03/15/2039	1,203,269
1,925,000	Series 2010-71, 3.489%, 03/16/2039	2,059,818
1,079,451	5.000%, 03/20/2039	1,162,793
1,587,924	Series 2009-51, 3.853%, 02/16/2040	1,671,922
1,962,603	Series 2010-48, 4.229%, 02/16/2040	2,084,946
3,722,359	4.500%, 05/20/2040	4,057,259
1,699,646	5.000%, 07/20/2040	1,874,956
1,950,021	4.500%, 01/20/2041	2,128,511
191,808	Series 2004-25, 4.930%, 11/16/2044	193,436
2,117,610	4.650%, 12/20/2060	2,360,908
2,467,450	4.863%, 06/20/2061	2,781,835
2,424,095	4.826%, 06/20/2061	2,730,264
2,321,528	4.626%, 07/20/2061	2,570,617
2,041,810	4.295%, 07/20/2061	2,273,326
2,115,762	4.697%, 09/20/2061	2,380,991
1,300,000	NCUA Guaranteed Notes, Series 2010-C1, 2.900%, 10/29/2020	1,370,274

		155,754,889

Non-Agency Mortgage-Backed Obligations 9.5%
744,667	American Home Mortgage Investment Trust, Series 2005-1, 2.753%, 06/25/2045(d)	695,052
	Banc of America Merrill Lynch Commercial Mortgage
1,165,938	Series 2004-3, 5.544%, 06/10/2039 (d)	1,255,167
4,215,000	Series 2006-3, 5.858%, 07/10/2044 (d)	4,126,063

    s c h e d u l e   o f   i n v e s t m e n t s     (c o n t i n u e d)

NEW COVENANT INCOME FUND

March 31, 2012 (Unaudited)

Principal Amount		Value
	Banc of America Merrill Lynch Commercial Mortgage
$ 5,235,000	Series 4, 5.675%, 07/10/2046	$5,582,361
	Bear Stearns Commercial Mortgage Securities
2,300,000	Series 2005-PWR9, 4.871%, 09/11/2042	2,534,685
1,470,000	Series 2007-PW18, 6.188%, 06/11/2050 (d)	1,107,039
	Citigroup Commercial Mortgage Trust
1,950,000	Series 2005-CD1, 5.226%, 07/15/2044 (d)	2,177,804
1,596,000	Series 2008-C7, 6.074%, 12/10/2049 (d)	1,007,786
2,350,000	Commercial Mortgage Pass-Through Certificates, Series 2005-C6, 5.116%, 06/10/2044	2,599,280
1,081,913	Countrywide Alternative Loan Trust, Series 2003-20CB, 5.500%, 10/25/2033	1,142,771
1,205,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C1, 5.419%, 02/15/2039 (d)	1,302,562
1,461,135	Deutsche ALT-A Securities Alternate Loan Trust, Series 2005-3, 5.250%, 06/25/2035 (b)	1,370,049
1,287,488	GE Capital Commercial Mortgage, Series 2004-C1, 4.596%, 11/10/2038	1,343,077
1,230,000	GMAC Commercial Mortgage Securities, Series 2004-C2, 5.301%, 08/10/2038	1,319,946
	JP Morgan Chase Commercial Mortgage Securities
2,310,000	Series 2005-CB12, 4.895%, 09/12/2037	2,539,280
550,000	Series 2006-CB15, 5.814%, 06/12/2043 (d)	623,816
3,770,000	LB-UBS Commercial Mortgage Trust, Series 2006-C6, 5.413%, 09/15/2039	4,070,497
370,560	MASTR Alternative Loans Trust, Series 2004-2, 5.000%, 02/25/2019 (b)	376,000
491,060	Residential Accredit Loans, Series 2004-QS5, 4.600%, 04/25/2034 (b)	481,364
259,317	Residential Asset Securitization Trust, Series 2004-IP2, 2.633%, 12/25/2034 (b)(d)	246,276
833,494	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-3AC, 2.528%, 03/25/2034 (d)	764,837
1,753,915	TBW Mortgage Backed Pass-Through Certificates, Series 2006-2, 7.000%, 07/25/2036 (b)	580,022
	Wachovia Bank Commercial Mortgage Trust
2,285,000	Series 2004-C12, 5.316%, 07/15/2041 (d)	2,456,388
1,500,000	Series 2005-C22, 5.270%, 12/15/2044 (d)	1,679,092

		41,381,214

Principal Amount		Value
	Total Mortgage-Backed Securities (Cost $190,395,872)	$197,136,103

CORPORATE OBLIGATIONS 27.7%
Consumer Discretionary 2.6%
$ 800,000	CBS, 8.875%, 05/15/2019	1,052,528
1,000,000	COX Communications, 5.450%, 12/15/2014	1,112,361
1,944,979	CVS Pass-Through Trust, 6.036%, 12/10/2028	2,138,229
1,400,000	DIRECTV Holdings, 7.625%, 05/15/2016	1,467,788
1,000,000	Home Depot, 5.400%, 03/01/2016	1,155,030
816,000	TCI Communications, 8.750%, 08/01/2015	1,005,625
	Time Warner
915,000	5.875%, 11/15/2016	1,072,842
850,000	4.700%, 01/15/2021	930,329
750,000	Time Warner Cable, 5.000%, 02/01/2020	829,472
	Volkswagen International Finance
300,000	1.625%, 08/12/2013 (b)	302,626
1,000,000	2.000%, 03/21/2014 (b)(d)	1,000,206

		12,067,036

Consumer Staples 0.1%
600,000	Kraft Foods, 4.125%, 02/09/2016	652,620

		652,620

Energy 1.3%
874,501	Cal Dive I- Title XI, 4.930%, 02/01/2027	981,199
1,000,000	Energy Transfer Partners, 5.950%, 02/01/2015	1,098,350
1,632,000	Global Industries, 7.710%, 02/15/2025	1,979,066
656,295	Petrodrill Five, 4.390%, 04/15/2016	698,950
833,401	Petrodrill Four, 4.240%, 01/15/2016	875,177
200,000	Williams Partners, 7.250%, 02/01/2017	240,929

		5,873,671

Financials 11.7%
692,000	Aegon, 4.750%, 06/01/2013	715,663
850,000	American Express, 8.125%, 05/20/2019	1,112,779
1,000,000	Andina de Fomento, 3.750%, 01/15/2016	1,041,664
800,000	ANZ National (Int’l), 3.125%, 08/10/2015 (b)	818,272
1,000,000	Arden Realty, 5.250%, 03/01/2015	1,081,892
1,000,000	ASIF Global Financing XIX, 4.900%, 01/17/2013 (b)	1,016,998
550,000	Bank of America, 7.625%, 06/01/2019	635,106
1,000,000	Barclays Bank, 6.750%, 05/22/2019	1,151,523

    s c h e d u l e   o f   i n v e s t m e n t s     (c o n t i n u e d)

NEW COVENANT INCOME FUND

March 31, 2012 (Unaudited)

Principal Amount		Value
$ 600,000	BB&T, 6.850%, 04/30/2019	$739,616
1,000,000	Bear Stearns, 7.250%, 02/01/2018	1,207,295
375,000	BlackRock, 2.250%, 12/10/2012	379,401
	Citigroup
500,000	6.000%, 12/13/2013	529,963
1,250,000	6.125%, 11/21/2017	1,396,879
403,000	5.375%, 08/09/2020	433,589
500,000	CNA Financial, 5.875%, 08/15/2020	536,886
1,925,000	Delphi Financial Group, 7.875%, 01/31/2020	2,253,226
2,700,000	Fifth Third Bancorp, 6.250%, 05/01/2013	2,840,600
	General Electric Capital
1,990,000	5.625%, 05/01/2018	2,309,602
2,500,000	6.000%, 08/07/2019	2,923,823
	Goldman Sachs Group
647,000	5.350%, 01/15/2016	686,720
1,000,000	5.950%, 01/18/2018	1,078,537
400,000	HSBC Finance, 5.000%, 06/30/2015	425,122
1,500,000	ING Bank, 2.000%, 10/18/2013 (b)	1,496,019
215,000	Invesco, 5.375%, 12/15/2014	232,933
1,500,000	JPMorgan Chase, 2.125%, 06/22/2012	1,506,553
650,000	Kookmin Bank, 7.250%, 05/14/2014 (b)	720,181
1,200,000	Liberty Mutual Group, 5.750%, 03/15/2014 (b)	1,265,371
300,000	Marsh & McLennan, 4.850%, 02/15/2013	309,086
1,000,000	MassMutual Global Funding II, 2.000%, 04/05/2017 (b)(c)	997,777
	Merrill Lynch
1,000,000	6.050%, 08/15/2012	1,017,462
590,000	6.875%, 04/25/2018	656,723
1,000,000	MetLife, 5.000%, 06/15/2015	1,106,824
800,000	Metropolitan Life Global Funding I, 5.125%, 04/10/2013 (b)	836,431
1,000,000	Morgan Stanley, 6.000%, 05/13/2014	1,047,165
	National Australia Bank
535,000	3.750%, 03/02/2015 (b)	562,413
600,000	3.000%, 07/27/2016 (b)	611,022
	National Rural Utilities Cooperative Finance
1,825,000	5.450%, 02/01/2018	2,136,991
650,000	10.375%, 11/01/2018	943,932
400,000	Nationsbank, 10.200%, 07/15/2015	447,042
600,000	Pemex Finance, 10.610%, 08/15/2017	738,317
	PNC Funding
1,025,000	5.500%, 09/28/2012	1,049,388
510,000	5.125%, 02/08/2020	578,632
850,000	Private Export Funding, 4.550%, 05/15/2015	955,865
750,000	Prudential Financial, 5.100%, 09/20/2014	812,092

Principal Amount		Value
$ 850,000	Prudential Holdings, 8.695%, 12/18/2023 (a)(b)	$1,058,802
1,200,000	Santander US Debt, 2.991%, 10/07/2013 (b)	1,194,726
800,000	Sumitomo Mitsui Banking, 2.150%, 07/22/2013 (b)	809,839
850,000	SunTrust Banks, 3.600%, 04/15/2016	879,123
775,000	UFJ Finance Aruba AEC, 6.750%, 07/15/2013	822,779
1,500,000	USB Capital IX, 3.500%, 04/15/2049 (d)	1,158,195
900,000	Wells Fargo, 5.625%, 12/11/2017	1,044,192
850,000	Westpac Banking, 4.200%, 02/27/2015	913,539

		53,224,570

Industrials 5.4%
675,000	Allied Waste North America, 6.875%, 06/01/2017	705,293
2,135,797	American Airlines 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/2021	2,178,513
1,513,698	Burlington Northern and Santa Fe Railway 2002-2 Pass-Through Trust, 5.140%, 01/15/2021	1,646,521
884,136	Burlington Northern and Santa Fe Railway 2005-3 Pass-Through Trust, 4.830%, 01/15/2023	975,709
1,627,600	Canal Barge, 4.500%, 11/12/2034	1,898,239
635,006	Continental Airlines 2000-2 Class A Pass-Through Trust, 7.707%, 04/02/2021	686,568
1,498,984	Continental Arilines 1999-1 Class A-1 Pass-Through Trust, 6.545%, 02/02/2019	1,613,207
1,250,899	CSX Transportation, 6.251%, 01/15/2023	1,479,188
1,933,461	Delta Air Lines 2010-1 Class A Pass- Through Trust, 6.200%, 07/02/2018	2,092,972
1,405,362	Federal Express 1998 Pass-Through Trust, 6.720%, 01/15/2022	1,665,354
1,312,000	Matson Navigation, 5.337%, 09/04/2028	1,504,986
2,290,000	Totem Ocean Trailer Express, 6.365%, 04/15/2028	2,959,257
1,829,753	Union Pacific, 5.404%, 07/02/2025	2,070,413
940,713	Union Pacific Railroad 2002 Pass- Through Trust, 6.061%, 01/17/2023	1,053,367
1,727,000	Vessel Management Services, 5.125%, 04/16/2035	2,032,690

		24,562,277

    s c h e d u l e   o f   i n v e s t m e n t s     (c o n t i n u e d)

NEW COVENANT INCOME FUND

March 31, 2012 (Unaudited)

Principal Amount		Value
Information Technology 0.5%
$ 1,000,000	Computer Sciences, 5.500%, 03/15/2013 (b)	$1,040,000
1,200,000	Xerox, 1.874%, 09/13/2013 (d)	1,211,143

		2,251,143

Materials 1.2%
700,000	ArcelorMittal, 9.850%, 06/01/2019	843,417
500,000	Plum Creek Timberlands, 5.875%, 11/15/2015	551,012
750,000	Rio Tinto Finance USA, 5.200%, 11/02/2040	795,388
718,000	Teck Resources, 10.250%, 05/15/2016	822,882
1,100,000	Vale Overseas, 4.375%, 01/11/2022	1,110,391
1,260,000	Xstrata Canada, 7.350%, 06/05/2012	1,274,028

		5,397,118

Telecommunication Services 0.6%
600,000	America Movil, 5.500%, 03/01/2014	649,099
1,000,000	AT&T, 4.850%, 02/15/2014	1,075,680
1,000,000	Telefonica Emisiones, 6.421%, 06/20/2016	1,067,056

		2,791,835

Utilities 4.3%
2,000,000	AEP Texas Central Transition Funding, 5.170%, 01/01/2018	2,322,902
1,150,000	American Water Capital, 6.085%, 10/15/2017	1,339,291
2,800,000	Carolina Power & Light, 6.500%, 07/15/2012	2,847,320
1,750,000	Commonwealth Edison, 6.150%, 09/15/2017	2,108,286
2,500,000	Dominion Resources, 2.770%, 09/30/2066 (d)	2,200,783
1,775,000	Entergy Louisiana, 6.500%, 09/01/2018	2,113,061
600,000	Exelon, 4.900%, 06/15/2015	654,959
215,000	Korea Electric Power, 7.750%, 04/01/2013	227,226
2,200,000	Nevada Power, 6.500%, 08/01/2018	2,712,211
1,618,586	New Valley Generation I, 7.299%, 03/15/2019	1,950,396
875,000	Telecom Italia Capital, 5.250%, 10/01/2015	905,625

		19,382,060

	Total Corporate Obligations (Cost $120,128,515)	126,202,330

ASSET-BACKED SECURITIES 14.4%
600,000	American Express Credit Account Master Trust, Series 2011-1, 0.412%, 04/17/2017 (d)	601,583

Principal Amount		Value
$ 606,126	Atlantic City Electric Transition Funding, Series 2002-1, 4.910%, 07/20/2017	$645,334
543,940	Bayview Financial Acquisition Trust, Series 2007-A, 6.205%, 05/28/2037	530,017
2,039,000	CenterPoint Energy Transition Bond, Series 2005-A, 5.090%, 08/01/2015	2,147,211
934,184	Centex Home Equity, Series 2005-C, 5.048%, 06/25/2035 (d)	949,406
3,500,000	Citibank Credit Card Issuance Trust, Series 2009-A2, 1.792%, 05/15/2014(d)	3,506,886
2,250,000	Consumer Funding, Series 2001-1, 5.760%, 10/20/2016	2,574,174
577,874	Countrywide Asset-Backed Certificates, Series 2005-1, 5.030%, 07/25/2035 (d)	558,395
2,260,000	Discover Card Master Trust, Series 2010-A1, 0.892%, 09/15/2015 (d)	2,272,272
968,799	Small Business Administration Participation Certificates, Series 2003-20H, 5.240%, 08/01/2023	1,077,439
1,198,898	Small Business Administration Participation Certificates, Series 2008-20C, 5.490%, 03/01/2028	1,356,393
1,000,940	Small Business Administration Participation Certificates, Series 2009-20D, 4.310%, 04/01/2029	1,077,116
1,123,304	Small Business Administration Participation Certificates, Series 2004-20E, 5.180%, 05/01/2024	1,238,825
1,234,147	Small Business Administration Participation Certificates, Series 2007-P10A, 5.459%, 02/10/2017	1,340,109
1,150,054	Small Business Administration Participation Certificates, Series 2007-20A, 5.320%, 01/01/2027	1,289,061
1,154,274	Small Business Administration Participation Certificates, Series 2009-10A, 4.620%, 03/10/2019	1,250,121
698,933	Small Business Administration Participation Certificates, Series 2009-10B, 3.880%, 03/01/2019	744,254
523,077	Small Business Administration Participation Certificates, Series 2007-10E, 5.250%, 09/01/2017	559,834
478,100	Small Business Administration Participation Certificates, Series 1999-20K, 7.060%, 11/01/2019	529,993

    s c h e d u l e    o f   i n v e s t m e n t s     (c o n t i n u e d)

NEW COVENANT INCOME FUND

March 31, 2012 (Unaudited)

Principal Amount		Value
$ 705,117	Small Business Administration Participation Certificates, Series 2004-20B, 4.720%, 02/01/2024	$770,315
877,076	Small Business Administration Participation Certificates, Series 2004-20D, 4.770%, 04/01/2024	958,785
813,652	Small Business Administration Participation Certificates, Series 2002-20H, 5.310%, 08/01/2022	893,359
740,668	Small Business Administration Participation Certificates, Series 2006-20J, 5.370%, 10/01/2026	826,869
1,198,719	Small Business Administration Participation Certificates, Series 2006-20E, 5.870%, 05/01/2026	1,361,037
1,890,623	Small Business Administration Participation Certificates, Series 2009-20G, 4.300%, 07/01/2029	2,066,587
1,853,331	Small Business Administration Participation Certificates, Series 2008-20E, 5.490%, 05/01/2028	2,096,124
1,772,039	Small Business Administration Participation Certificates, Series 2006-20L, 5.120%, 12/01/2026	1,974,719
1,830,825	Small Business Administration Participation Certificates, Series 2007-20C, 5.230%, 03/01/2027	2,050,704
1,894,604	Small Business Administration Participation Certificates, Series 2009-20B, 4.760%, 02/01/2029	2,109,553
2,070,809	Small Business Administration Participation Certificates, Series 2009-20C, 4.660%, 03/01/2029	2,281,501
2,317,861	Small Business Administration Participation Certificates, Series 2008-20D, 5.370%, 04/01/2028	2,609,440
1,994,716	Small Business Administration Participation Certificates, Series 2009-20I, 4.200%, 09/01/2029	2,197,160
1,987,586	Small Business Administration Participation Certificates, Series 2007-20H, 5.780%, 08/01/2027	2,269,883
1,755,531	Small Business Administration Participation Certificates, Series 2009-20F, 4.950%, 06/01/2029	1,957,168
1,295,927	Small Business Administration Participation Certificates, Series 2008-20I, 5.600%, 09/01/2028	1,477,033

Principal Amount		Value
$ 1,479,883	Small Business Administration Participation Certificates, Series 2005-20B, 4.625%, 02/01/2025	$1,612,329
1,260,122	Small Business Administration Participation Certificates, Series 2004-20K, 4.880%, 11/01/2024	1,383,970
1,293,445	Small Business Administration Participation Certificates, Series 2005-20J, 5.090%, 10/01/2025	1,438,510
1,535,690	Small Business Administration Participation Certificates, Series 2003-20L, 4.890%, 12/01/2023	1,681,305
1,661,668	Small Business Administration Participation Certificates, Series 2006-20B, 5.350%, 02/01/2026	1,860,924
1,709,887	Small Business Administration Participation Certificates, Series 2006-20C, 5.570%, 03/01/2026	1,935,916
1,545,058	Small Business Administration Participation Certificates, Series 2004-20H, 5.170%, 08/01/2024	1,722,602
1,585,634	Small Business Administration Participation Certificates, Series 2008-20G, 5.870%, 07/01/2028	1,827,148

	Total Asset-Backed Securities (Cost $62,514,709)	65,611,364

U.S. TREASURY OBLIGATIONS 9.2%
10,025,000	U.S. Treasury Bond, 6.250%, 08/15/2023	13,886,033
26,500,000	U.S. Treasury Note, 2.375%, 07/31/2017	28,176,946

	Total U.S. Treasury Obligations (Cost $40,109,649)	42,062,979

U.S. GOVERNMENT AGENCY OBLIGATIONS 1.6%
	FHLB
1,000,000	0.875%, 08/22/2012	1,002,915
	FHLMC
1,450,000	1.125%, 07/27/2012	1,454,443
	FNMA
1,283,000	1.250%, 08/20/2013	1,299,398
2,500,000	1.125%, 04/27/2017	2,487,502
	Small Business Administration Participation Certificates
379,316	7.300%, 08/01/2019	422,741
600,423	7.300%, 09/01/2019	670,212

	Total U.S. Government Agency Obligations (Cost $7,260,359)	7,337,211

MUNICIPAL BOND 0.4%
1,500,000	Dallas Independent School District, 4.950%, 02/15/2022	1,747,710

	Total Municipal Bond (Cost $1,513,772)	1,747,710

    s c h e d u l e   o f   i n v e s t m e n t s     (c o n t i n u e d)

NEW COVENANT INCOME FUND

March 31, 2012 (Unaudited)

Shares		Value
CASH EQUIVALENTS (e) 3.0%
9,691,241	AIM Short-Term Investment Company Liquid Assets Portfolio, 0.160%	$9,691,241
3,976,716	STIT-Treasury Portfolio, 0.020%	3,976,716

	Total Cash Equivalents (Cost $13,667,957)	13,667,957

TOTAL INVESTMENTS 99.6%†
(Cost $435,590,833)		453,765,654
Other Assets in Excess of Liabilities 0.4%		1,904,951

TOTAL NET ASSETS 100.0%		$455,670,605

Percentages are stated as a percentage of Net Assets.

Footnotes:

(a)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(b)	Securities considered illiquid. The total value of such securities as of March 31, 2012 was $1,755,468 and represented 0.39% of Net Assets.

(c)	When-issued

(d)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2012.

(e)	Rate shown is the 7-day effective yield as of March 31, 2012.

Abbreviations:
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
NCUA National Credit Union Association
REMIC Real Estate Mortgage Investment Conduit

†At March 31, 2012, the tax basis cost of the Fund’s investments was $435,590,833, and the unrealized appreciation and depreciation were $20,681,243 and $(2,506,422), respectively.

    s c h e d u l e s   o f   i n v e s t m e n t s

NEW COVENANT BALANCED GROWTH FUND March 31, 2012 (Unaudited)
Shares		Value
INVESTMENT COMPANIES 98.7% (a)
5,160,413	New Covenant Growth Fund	$174,267,161
3,999,110	New Covenant Income Fund	92,579,395

	Total Investment Companies (Cost $224,369,694)	266,846,556

CASH EQUIVALENT 1.6%
4,256,342	SEI Daily Income Prime Obligation Fund, 0.080% (b)	4,256,342

	Total Cash Equivalent (Cost $4,256,342)	4,256,342

TOTAL INVESTMENTS 100.3%†
(Cost $228,626,036)		271,102,898
Other Liabilities in Excess of Assets (0.3)%		(919,862)

TOTAL NET ASSETS 100.0%		$270,183,036

Percentages are stated as a percent of Net Assets.

Footnotes:

            (a) Investment in affiliate.

            (b) Rate shown is the 7-day effective yield as of March 31, 2012.

†At March 31, 2012, the tax basis cost of the Fund’s investments was $228,626,036, and the unrealized appreciation and depreciation were $45,791,170 and $(3,314,308), respectively.

NEW COVENANT BALANCED INCOME FUND March 31, 2012 (Unaudited)
Shares		Value
INVESTMENT COMPANIES 98.6% (a)
1,006,157	New Covenant Growth Fund	$33,977,931
2,341,223	New Covenant Income Fund	54,199,308

	Total Investment Companies
	(Cost $78,582,734)	88,177,239

CASH EQUIVALENT 1.3%
1,199,501	SEI Daily Income Prime Obligation Fund, 0.080% (b)	1,199,501

	Total Cash Equivalent (Cost $1,199,501)	1,199,501

TOTAL INVESTMENTS 99.9%†
(Cost $79,782,235)		89,376,740
Other Assets in Excess of Liabilities 0.1%		33,061

TOTAL NET ASSETS 100.0%		$89,409,801

Percentages are stated as a percent of Net Assets.

Footnotes:

            (a) Investment in affiliate.

            (b) Rate shown is the 7-day effective yield as of March 31, 2012.

†At March 31, 2012, the tax basis cost of the Fund’s investments was $79,782,235 and the unrealized appreciation and depreciation were $12,301,429 and $(2,706,924), respectively.

Growth Fund Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Consumer Discretionary	$74,021,179	$ 11,435,092	$—	$85,456,271
Consumer Staples	59,350,440	12,117,593	—	71,468,033
Energy	60,910,617	14,651,050	—	75,561,667
Financials	94,752,615	20,364,800	—	115,117,415
Health Care	84,194,978	4,787,845	—	88,982,823
Industrials	47,113,856	22,222,670	—	69,336,526
Information Technology	137,847,629	11,169,634	—	149,017,263
Materials	27,326,673	11,142,520	—	38,469,193
Telecommunication Services	10,340,738	—	—	10,340,738
Utilities	15,863,530	—	—	15,863,530
Total Common Stock	611,722,255	107,891,204	$—	719,613,459
Exchange-Traded Fund	6,824,790	—	—	6,824,790
Preferred Stock	2,657,884	—	—	2,657,884
Total Investments in Securities	$621,204,929	$107,891,204	$—	$729,096,133

The primary reason for changes in the classification between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. Aside from transfers between Level 1 and 2 for foreign equity securities, there were no other transfers between Level 1 and Level 2 assets and liabilities.

Income Fund Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$ —	$197,136,103	$—	$197,136,103
Corporate Obligations	—	126,202,330	—	126,202,330
Asset-Backed Securities	—	65,611,364	—	65,611,364
U.S. Treasury Obligations	—	42,062,979	—	42,062,979
U.S. Government Agency Obligations	—	7,337,211	—	7,337,211
Municipal Bond	—	1,747,710	—	1,747,710
Cash Equivalents	13,667,957	—	—	13,667,957
Total Investments in Securities	$13,667,957	$440,097,697	$—	$453,765,654

    s c h e d u l e s   o f   i n v e s t m e n t s     (c o n t i n u e d)

Balanced Growth Fund Investments in Securities	Level 1	Level 2	Level 3	Total
Investment Companies	$266,846,556	$—	$—	$266,846,556
Cash Equivalents	4,256,342	—	—	4,256,342
Total Investments in Securities	$271,102,898	$—	$—	$271,102,898

Balanced Income Fund Investments in Securities	Level 1	Level 2	Level 3	Total
Investment Companies	$88,177,239	$—	$—	$88,177,239
Cash Equivalents	1,199,501	—	—	1,199,501
Total Investments in Securities	$89,376,740	$—	$—	$89,376,740

During the period ended March 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities for the New Covenant Income Fund, New Covenant Balanced Growth Fund and New Covenant Balanced Income Fund. For the period ended March 31, 2012, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Item 2.   Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended 17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	New Covenant Funds

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO
Date: May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: May 29, 2012

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez
Controller & CFO
Date: May 29, 2012